Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

1.	In August 2021, 425,000 warrants were exercised into 425,000 ordinary shares in consideration for $1,700 in gross proceeds.

2.	On August 4, 2021, the Company's shareholders approved the grant of an aggregate of 23,000 options exercisable into 23,000 ordinary shares at an exercise price of $15.2 per share, to one of the Company's board members.

The options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.